Hoya Capital Housing ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Home Building Products & Materials - 15.7%
3,763	A.O. Smith Corporation	$240,606
3,050	Armstrong World Industries, Inc.	190,442
3,947	Beacon Roofing Supply, Inc. (a)	252,371
3,823	Builders FirstSource, Inc. (a)	443,277
5,289	Carrier Global Corporation	216,320
1,071	Cavco Industries, Inc. (a)	266,658
1,733	Eagle Materials, Inc.	282,358
6,532	Leggett & Platt, Inc.	199,095
874	Lennox International, Inc.	240,796
3,589	Louisiana-Pacific Corporation	210,028
4,638	Masco Corporation	224,108
3,723	Masterbrand, Inc. (a)	38,645
2,302	Mohawk Industries, Inc. (a)	211,876
2,540	Owens Corning	270,078
4,836	PotlatchDeltic Corporation	225,019
2,520	Simpson Manufacturing Company, Inc.	297,839
4,579	Skyline Champion Corporation (a)	266,177
1,575	TopBuild Corporation (a)	317,614
5,093	Trex Company, Inc. (a)	261,526
837	Watsco, Inc.	271,498
7,211	Weyerhaeuser Company	206,667
		5,132,998
	Home Furnishings & Home Goods - 13.2%
2,592	Amazon.com, Inc. (a)	312,543
4,414	American Woodmark Corporation (a)	262,633
13,001	AZEK Company, Inc. (a)	302,273
458	Costco Wholesale Corporation	234,295
3,212	Floor & Decor Holdings, Inc. - Class A (a)	293,288
3,723	Fortune Brands Home & Security, Inc.	225,055
9,220	La-Z-Boy, Inc.	246,359
1,726	Middleby Corporation (a)	227,832
10,633	MillerKnoll, Inc.	144,077
1,831	PPG Industries, Inc.	240,392
896	RH (a)	219,502
993	Sherwin-Williams Company	226,186
8,023	Sleep Number Corporation (a)	145,537
7,655	Tempur Sealy International, Inc.	272,824
1,597	Walmart, Inc.	234,551
7,313	Wayfair, Inc. - Class A (a)	294,860
1,644	Whirlpool Corporation	212,553
1,952	Williams-Sonoma, Inc.	221,572
		4,316,332
	Home Improvement Retailers - 5.1%
2,870	Home Depot, Inc.	813,501
4,346	Lowe’s Companies, Inc.	874,111
		1,687,612
	Homebuilders - 19.9%
5,637	DR Horton, Inc.	602,257
15,360	KB Home	665,549
5,473	Lennar Corporation - Class A	586,268
14,740	MDC Holdings, Inc.	593,727
5,575	Meritage Homes Corporation	642,965
108	NVR, Inc. (a)	599,856
10,655	PulteGroup, Inc.	704,082
16,190	Taylor Morrison Home Corporation (a)	686,942
10,129	Toll Brothers, Inc.	685,733
25,941	Tri Pointe Homes, Inc. (a)	757,736
		6,525,115
	Mortgage Lenders & Servicers - 8.6%
21,797	AGNC Investment Corporation	200,314
9,959	Annaly Capital Management, Inc.	188,026
14,143	Arbor Realty Trust, Inc.	178,343
5,523	Bank of America Corporation	153,484
31,660	Chimera Investment Corporation	152,601
5,005	Citizens Financial Group, Inc.	129,029
13,668	Huntington Bancshares, Inc.	140,917
1,535	JPMorgan Chase & Company	208,315
23,557	New Residential Investment Corporation	191,754
13,491	PennyMac Mortgage Investment Trust	157,035
1,255	PNC Financial Services Group, Inc.	145,367
28,056	Rocket Companies, Inc. - Class A (a)	225,009
4,462	Truist Financial Corporation	135,957
12,790	Two Harbors Investment Corporation	159,108
50,873	UWM Holdings Corporation	260,979
4,397	Wells Fargo & Company	175,045
		2,801,283
	Property, Title & Mortgage Insurance - 5.1%
1,550	Allstate Corporation	168,097
5,355	Fidelity National Financial, Inc.	182,820
3,847	First American Financial Corporation	211,316
15,394	MGIC Investment Corporation	232,757
8,579	Old Republic International Corporation	210,100
1,596	Progressive Corporation	204,144
10,651	Radian Group, Inc.	272,027
1,107	Travelers Companies, Inc.	187,349
		1,668,610
	Real Estate Technology, Brokerage & Services - 4.5%
31,954	Anywhere Real Estate, Inc. (a)	193,961
2,609	CoStar Group, Inc. (a)	207,154
65,111	Matterport, Inc. (a)	193,380
10,740	RE/MAX Holdings, Inc. - Class A	200,731
42,780	Redfin Corporation (a)	418,816
6,010	Zillow Group, Inc. - Class C (a)	274,116
		1,488,158
	Residential REITs & Real Estate Operators - 27.6% (b)
14,490	American Homes 4 Rent - Class A	496,717
12,651	Apartment Income REIT Corporation	438,863
2,761	AvalonBay Communities, Inc.	480,359
3,991	Camden Property Trust	416,940
11,438	CubeSmart	508,305
7,223	Equity LifeStyle Properties, Inc.	456,277
7,401	Equity Residential	449,981
2,181	Essex Property Trust, Inc.	471,227
2,974	Extra Space Storage, Inc.	429,059
26,501	Independence Realty Trust, Inc.	457,672
14,753	Invitation Homes, Inc.	499,831
2,897	Mid-America Apartment Communities, Inc.	426,033
9,802	NexPoint Residential Trust, Inc.	402,274
1,559	Public Storage	441,665
3,226	Sun Communities, Inc.	408,508
52,641	Tricon Residential, Inc.	423,760
11,527	UDR, Inc.	457,276
26,351	UMH Properties, Inc.	400,799
10,428	Ventas, Inc.	449,864
6,766	Welltower, Inc.	504,811
		9,020,221
	TOTAL COMMON STOCKS (Cost $37,758,263)	32,640,329

	SHORT-TERM INVESTMENTS - 0.2%
70,890	First American Government Obligations Fund - Class X, 4.97% (c)	70,890
	TOTAL SHORT-TERM INVESTMENTS (Cost $70,890)	70,890
	TOTAL INVESTMENTS - 99.9% (Cost $37,829,153)	32,711,219
	Other Assets in Excess of Liabilities - 0.1%	20,136
	NET ASSETS - 100.0%	$32,731,355

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
(a)	Non-income producing security.
(b)
The Fund’s Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

(c)	Rate shown is the annualized seven-day yield as of May 31, 2023.
REIT	Real Estate Investment Trust.

 Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,640,329	$-	$-	$32,640,329
Short-Term Investments	70,890	-	-	70,890
Total Investments in Securities	$32,711,219	$-	$-	$32,711,219
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.